Convertible Preferred Stock and Stockholders' Equity (Deficit) - Schedule of Common Stock Reserved for Future Issuance (Detail)	Sep. 30, 2014	Dec. 31, 2013
Class of Stock [Line Items]
Total common stock reserved for future issuance	5,183,698	11,750,704
Convertible preferred stock [Member]
Class of Stock [Line Items]
Total common stock reserved for future issuance		9,493,489
Convertible Preferred Stock Warrants [Member]
Class of Stock [Line Items]
Total common stock reserved for future issuance		483,517
Warrants to purchase common stock [Member]
Class of Stock [Line Items]
Total common stock reserved for future issuance	142,113
Common stock options issued and outstanding [Member]
Class of Stock [Line Items]
Total common stock reserved for future issuance	2,058,910	1,235,705
Common stock options available for future grant [Member]
Class of Stock [Line Items]
Total common stock reserved for future issuance	2,602,675	537,993
2014 Employee Stock Purchase Plan [Member]
Class of Stock [Line Items]
Total common stock reserved for future issuance	380,000